Note 5 - Business Disposal	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
5.	Business disposals

During 2025, the Company sold two operations, a commercial real estate operation in Brazil and an engineering operation in the Middle East. The net proceeds received from the sales transactions were $1,013 and the Company recognized a pre-tax loss on disposal of $696. The Company also recognized a $2,108 tax benefit associated with the disposal of its Brazil operations for an aggregate net gain after tax of $1,412.